Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Impact Of Accounting Policy Changes [Abstract]
Interest income - loans	$ 28,634	$ 34,230	[1]	$ 44,218	[1]
Noninterest income	42,713	34,308		39,529
Income tax expense (benefit)	5,578	(1,157)	[1]	5,761	[1]
Net income (loss)	$ 21,548	$ 3,377	[1]	$ 19,715	[1]
Earnings per common share (in dollars per share)	$ 4.99	$ 0.43	[1]	$ 4.12	[1]
Diluted earnings per common share (in dollars per share)	$ 4.95	$ 0.43	[1]	$ 4.09	[1]
Equity securities	$ 72,886	$ 60,008
Accrued expenses and other liabilities	70,957	74,360
Retained earnings	$ 180,322	162,683
Direct Financing Lease [Abstract]
Direct financing lease, risk strategy, residual asset	Our allowance for loan losses for financing leases considers both the collectability of the lease payments receivable as well as the estimated residual value of the leased asset. We typically purchase residual value insurance on our financing leases so that our risk of loss at lease termination will be less than 10% of the initial value of the lease. In addition, we have several channels for re-leasing or marketing those assets.
Supplemental cash flow information - Noncash activities
Available-for-sale debt securities purchased from securitization of LHFS	$ 3,096	21,768		$ 0
Held-to-maturity debt securities purchased from securitization of LHFS	20,265	9,912		289
Transfers from loans to LHFS	19,297	19,975		6,453
Transfers from available-for-sale debt securities to held-to-maturity debt securities	55,993	31,815		13,833
Operating lease ROU assets acquired with operating lease liabilities	530	658		5,804
Operating lease ROU assets (lessee)	3,805	4,306
Accounting Standards Update 2016-02 [Member]
Supplemental cash flow information - Noncash activities
Operating lease ROU assets (lessee)				4,900
Low-income housing tax credit investments [Member]
Impact Of Accounting Policy Changes [Abstract]
Income tax expense (benefit)	$ (238)	(232)		(214)
Previously reported [Member] | Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]
Impact Of Accounting Policy Changes [Abstract]
Interest income - loans		34,109		44,146
Noninterest income		32,505		37,832
Income tax expense (benefit)		(3,005)		4,157
Net income (loss)		$ 3,301		$ 19,549
Earnings per common share (in dollars per share)		$ 0.42		$ 4.08
Diluted earnings per common share (in dollars per share)		$ 0.41		$ 4.05
Equity securities		$ 62,260
Accrued expenses and other liabilities		76,404
Retained earnings		162,890
Restatement adjustment [Member] | Low-income housing tax credit investments [Member] | Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]
Impact Of Accounting Policy Changes [Abstract]
Interest income - loans		0		$ 0
Noninterest income		1,507		1,486
Income tax expense (benefit)		1,431		1,321
Net income (loss)		$ 76		$ 166
Earnings per common share (in dollars per share)		$ 0.01		$ 0.04
Diluted earnings per common share (in dollars per share)		$ 0.02		$ 0.04
Equity securities		$ (275)
Accrued expenses and other liabilities		(67)
Retained earnings		(207)				$ 448
Restatement adjustment [Member] | Tax-advantaged renewable energy [Member] | Change in accounting method on LIHTC investments and change in presentation of tax credits on solar energy investments [Member]
Impact Of Accounting Policy Changes [Abstract]
Interest income - loans		121		$ 72
Noninterest income		296		211
Income tax expense (benefit)		417		283
Net income (loss)		$ 0		$ 0
Earnings per common share (in dollars per share)		$ 0		$ 0
Diluted earnings per common share (in dollars per share)		$ 0		$ 0
Equity securities		$ (1,977)
Accrued expenses and other liabilities		(1,977)
Retained earnings		$ 0

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).